Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($) Entity	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥) Entity	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	$ 102,443	¥ 9,634,769	¥ 9,112,895
Noncurrent assets	90,325	8,495,078	6,914,208
Total assets	192,768	18,129,847	16,027,103
Current liabilities	67,687	6,366,002	5,847,495
Long-term liabilities and noncontrolling interests	48,286	4,541,328	4,032,045
Affiliated companies accounted for by the equity method shareholders' equity	76,795	7,222,517	6,147,563
Total liabilities and shareholders' equity	192,768	18,129,847	16,027,103
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	22,356	2,102,584	1,914,129
Number of affiliated companies accounted for by the equity method at end of period	56	56	57
Net revenues	257,757	24,242,046	22,211,233	21,874,143
Gross profit	27,867	2,620,892	2,297,660	2,342,706
Net income attributable to affiliated companies accounted for by the equity method	7,499	705,249	554,983	641,771
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	$ 2,461	¥ 231,519	¥ 197,701	¥ 215,016